UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: MARCH 31, 2011        (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments

March 31, 2011 (unaudited)

Security Description	Shares		Value
Common Stocks - 96.0%
Consumer Discretionary - 6.9%
American Public Education, Inc.*	65,000		$2,629,250
Arbitron, Inc.	170,000		6,805,100
Iconix Brand Group, Inc.*	239,900		5,153,052
Jos. A. Bank Clothiers, Inc.*	140,044	[2]	7,125,439
Monro Muffler Brake, Inc.	210,000		6,925,800
National American University Holdings, Inc.*	319,930		2,268,304
RC2 Corp.*	110,100		3,093,810
Sodastream International, Ltd.*	100,000	[2]	4,381,000
Vitamin Shoppe, Inc.*	257,600		8,714,608
Total Consumer Discretionary			47,096,363
Consumer Staples - 2.9%
Diamond Foods, Inc.	117,000		6,528,600
Inter Parfums, Inc.	200,900		3,718,659
United Natural Foods, Inc.*	220,000		9,860,400
Total Consumer Staples			20,107,659
Energy - 8.8%
American Standard Energy Corp.*	900,000		6,750,000
Carrizo Oil & Gas, Inc.*	161,000		5,945,730
Dril-Quip, Inc.*	75,900		5,998,377
Gulfport Energy Corp.*	140,000		5,061,000
Key Energy Services, Inc.*	505,000	[2]	7,852,750
Kodiak Oil & Gas Corp.*	180,700		1,210,690
Matador Resources Co.* [6,7]	431,250		3,881,250
Newpark Resources*	436,000		3,426,960
Oasis Petroleum, Inc.*	274,000		8,663,880
Swift Energy Co.*	154,400		6,589,792
World Fuel Services Corp.	113,100		4,592,991
Total Energy			59,973,420
Financials - 8.0%
American Equity Investment Life Holding Co.	505,000	[2]	6,625,600
Cardtronics, Inc.*	293,000		5,962,550
CVB Financial Corp.	395,200		3,679,312
Duff & Phelps Corp., Class A	300,000		4,794,000
Evercore Partners, Inc., Class A	175,000		6,000,750
First Midwest Bancorp, Inc.	300,000	[2]	3,537,000
KBW, Inc.	200,000		5,238,000
Montpelier Re Holdings, Ltd.	24,500		432,915
Netspend Holdings, Inc.*	310,000	[2]	3,261,200
Safety Insurance Group, Inc.	96,700		4,458,837
StanCorp Financial Group, Inc.	236,200		10,893,544
Total Financials			54,883,708

TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Health Care - 13.5%
Align Technology, Inc.*	260,000		$5,324,800
Avanir Pharmaceuticals, Inc., Class A*	640,000	[2]	2,611,200
BioMarin Pharmaceutical, Inc.*	170,000		4,272,100
Bio-Rad Laboratories, Inc., Class A*	57,000		6,847,980
Brookdale Senior Living, Inc.*	280,000	[2]	7,840,000
Catalyst Health Solutions, Inc.*	160,000		8,948,800
Emergency Medical Services Corp., Class A*	98,400		6,257,256
Haemonetics Corp.*	105,000		6,881,700
Incyte Genomics, Inc.*	185,000	[2]	2,932,250
IPC The Hospitalist Co., Inc.*	150,000		6,811,500
Magellan Health Services, Inc.*	95,000		4,662,600
MedAssets, Inc.*	310,400		4,739,808
PAREXEL International Corp.*	202,700		5,047,230
Sirona Dental Systems, Inc.*	131,000	[2]	6,570,960
United Therapeutics Corp.*	100,000		6,702,000
Volcano Corp.*	236,100		6,044,160
Total Health Care			92,494,344
Industrials - 24.7%
Advisory Board Co., The*	130,000		6,695,000
Albany International Corp.	243,000		6,050,700
Allegiant Travel Co.	140,000		6,133,400
Beacon Roofing Supply, Inc.*	283,900		5,811,433
Clean Harbors, Inc.*	90,000		8,879,400
Columbus McKinnon Corp.*	275,800		5,091,268
CoStar Group, Inc.*	140,000		8,775,200
DigitalGlobe, Inc.*	165,000		4,624,950
Douglas Dynamics, Inc.	183,047		2,610,250
EMCOR Group, Inc.*	200,887		6,221,470
Generac Holdings, Inc.*	275,000		5,579,750
Genesee & Wyoming, Inc., Class A*	193,000		11,232,600
Healthcare Services Group, Inc.	350,000		6,153,000
Higher One Holdings, Inc.*	241,300	[2]	3,486,785
Interline Brands, Inc.*	375,000		7,650,000
Kennametal, Inc.	190,100		7,413,900
McGrath RentCorp	200,200		5,459,454
Old Dominion Freight Line, Inc.*	170,000		5,965,300
On Assignment, Inc.*	510,000		4,824,600
Orbital Sciences Corp.*	355,000		6,716,600
RBC Bearings, Inc.*	100,000		3,823,000
Resources Connection, Inc.	332,240		6,442,134
Standard Parking Corp.*	232,800		4,134,528
Swisher Hygiene, Inc.*	700,000		4,301,500

TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Industrials - 24.7% (continued)
Transdigm Group, Inc.*	111,500	$9,347,045
UTI Worldwide, Inc.	340,000	6,881,600
WABCO Holdings, Inc.*	146,600	9,036,424
Total Industrials		169,341,291
Information Technology - 29.4%
Blackboard, Inc.*	236,000	8,552,640
Bottomline Technologies, Inc.*	458,000	11,514,120
BroadSoft, Inc.*	115,000	5,484,350
CommVault Systems, Inc.*	135,000	5,383,800
CSG Systems International, Inc.*	235,000	4,685,900
Cymer, Inc.*	129,000	7,298,820
DealerTrack Holdings, Inc.*	241,300	5,540,248
DG FastChannel, Inc.*	190,000	6,121,800
Ebix, Inc.*	265,000	6,267,250
Euronet Worldwide, Inc.*	281,000	5,431,730
ExlService Holdings, Inc.*	165,000	3,489,750
Global Payments, Inc.	290,000	14,186,800
Hittite Microwave Corp.*	62,500	3,985,625
Informatica Corp.*	112,500	5,875,875
Inphi Corp.*	163,600	3,437,236
J2 Global Communications, Inc.*	240,000	7,082,400
Jack Henry & Associates, Inc.	250,000	8,472,500
MAXIMUS, Inc.	75,000	6,087,750
Monotype Imaging Holdings, Inc.*	385,000	5,582,500
NIC, Inc.	269,200	3,354,232
Power Integrations, Inc.	100,245	3,842,391
RealD, Inc.*	245,000	6,703,200
Solera Holdings, Inc.	278,100	14,210,910
SS&C Technologies Holdings, Inc.*	395,400	8,074,068
Ultimate Software Group, Inc., The*	220,000	12,925,000
Varian Semiconductor Equipment Associates, Inc.*	255,000	12,410,850
ViaSat, Inc.*	100,000	3,984,000
Wright Express Corp.*	230,000	11,923,200
Total Information Technology		201,908,945
Telecommunication Services - 1.8%
General Communication, Inc., Class A*	275,000	3,008,500
NTELOS Holdings Corp.	290,000	5,338,900
SBA Communications Corp.*	97,000	3,848,960
Total Telecommunication Services		12,196,360
Total Common Stocks (cost $466,097,234)		658,002,090

TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Warrants - 0.2%
American Standard Energy - Series A Warrant*	150,000	$517,500
American Standard Energy - Series B Warrant*	150,000	388,500
American Standard Energy - Series C Warrant*	150,000	819,000
Total Warrants (cost $795,225)		1,725,000
Short-Term Investments - 5.6%[1]
BNY Institutional Cash Reserves Fund, Series B*[3,4]	1,179,050	941,446
BNY Mellon Overnight Government Fund, 0.17%[3]	10,653,000	10,653,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.11%	26,458,212	26,458,212
Total Short-Term Investments (cost $38,290,262)		38,052,658
Total Investments - 101.8% (cost $505,182,721)		697,779,748
Other Assets, less Liabilities - (1.8)%		(13,077,905)
Net Assets- 100.0%		$684,701,843

TimesSquare Mid Cap Growth Fund

Schedule of Portfolio Investments

March 31, 2011 (unaudited)

Security Description	Shares		Value
Common Stocks - 98.0%
Consumer Discretionary - 13.7%
Coach, Inc.	341,400		$17,766,456
Discovery Communications, Inc., Class C*	965,200		33,984,692
Hasbro, Inc.	374,400		17,536,896
Mohawk Industries, Inc.*	221,800		13,563,070
National CineMedia, Inc.	695,400		12,983,118
O’Reilly Automotive, Inc.*	360,100		20,691,346
Pool Corp.	665,400		16,042,794
Stanley Black & Decker, Inc.	245,800		18,828,280
Tiffany & Co.	275,300		16,914,432
Virgin Media, Inc.	2,013,300		55,949,607
Total Consumer Discretionary			224,260,691
Consumer Staples - 4.7%
Church & Dwight Co., Inc.	234,800		18,629,032
Herbalife, Ltd.	293,800		23,903,568
Hershey Foods Corp.	294,300		15,995,205
Whole Foods Market, Inc.	275,800		18,175,220
Total Consumer Staples			76,703,025
Energy - 7.7%
Cameron International Corp.*	377,400		21,549,540
Cimarex Energy Co.	152,000		17,516,480
Concho Resources, Inc.*	157,700		16,921,210
Core Laboratories, N.V.	162,600	[2]	16,612,842
Denbury Resources, Inc.*	761,100		18,570,840
Ultra Petroleum Corp.*	241,100		11,874,175
Whiting Petroleum Corp.*	319,800		23,489,310
Total Energy			126,534,397
Financials - 11.0%
Aflac, Inc.	463,900		24,484,642
Assured Guaranty, Ltd.	672,800	[2]	10,024,720
Invesco, Ltd.	629,500		16,090,020
Lazard, Ltd., Class A	487,400		20,266,092
NASDAQ OMX Group, Inc., The*	513,600		13,271,424
RenaissanceRe Holdings, Ltd.	623,400		43,008,366
SEI Investments Co.	660,700		15,777,516
TD Ameritrade Holding Corp.	629,500		13,137,665
Torchmark Corp.	349,500		23,234,760
Total Financials			179,295,205

TimesSquare Mid Cap Growth Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Health Care -12.9%
DaVita, Inc.*	923,000		$78,925,730
Dendreon Corp.*	361,000		13,512,230
Express Scripts, Inc.*	575,900		32,025,799
Hologic, Inc.*	784,300		17,411,460
Lincare Holdings, Inc.	521,600		15,470,656
Mettler-Toledo International, Inc.*	121,400		20,880,800
Shire PLC	384,200		33,463,820
Total Health Care			211,690,495
Industrials- 14.7%
Ametek, Inc.	431,600		18,934,292
CH Robinson Worldwide, Inc.	293,800	[2]	21,779,394
Cooper Industries PLC	281,800		18,288,820
IHS, Inc., Class A*	248,100		22,018,875
Kansas City Southern*	612,600		33,356,070
Manpower, Inc.	279,300		17,562,384
Nielsen Holdings, N.V.*	510,900		13,952,679
Parker Hannifin Corp.	202,200		19,144,296
Rockwell Collins, Inc.	359,700		23,319,351
SPX Corp.	299,100		23,745,549
URS Corp.*	600,800		27,666,840
Total Industrials			239,768,550
Information Technology - 25.5%
Alliance Data Systems Corp.*	439,200		37,722,888
Amdocs, Ltd.*	1,312,900		37,877,165
Amphenol Corp., Class A	239,800		13,042,722
Analog Devices, Inc.	419,700		16,527,786
ASML Holding N.V.	664,100		29,552,450
Autodesk, Inc.*	510,300		22,509,333
Broadcom Corp., Class A	413,900		16,299,382
Dolby Laboratories, Inc., Class A*	215,800		10,619,518
FLIR Systems, Inc.*	467,600		16,183,636
Global Payments, Inc.	398,400		19,489,728
Juniper Networks, Inc.*	417,400		17,564,192
Lender Processing Services, Inc.	177,800		5,723,382
Linear Technology Corp.	671,400		22,579,182
MICROS Systems, Inc.*	257,200		12,713,396
NetApp, Inc.*	233,800		11,264,484
NeuStar, Inc., Class A*	881,300		22,543,654
Red Hat, Inc.*	335,500		15,228,345
Teradata Corp.*	305,700		15,498,990
TIBCO Software, Inc.*	551,800		15,036,550

TimesSquare Mid Cap Growth Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Information Technology - 25.5% (continued)
Trimble Navigation, Ltd.*	256,802	$12,978,773
Varian Semiconductor Equipment Associates, Inc.*	340,500	16,572,135
VeriFone Holdings, Inc.*	160,800	8,835,960
Western Union Co., The	953,200	19,797,964
Total Information Technology		416,161,615
Materials - 3.8%
Airgas, Inc.	276,700	18,378,414
Ecolab, Inc.	571,000	29,132,420
Owens-Illinois, Inc.*	475,500	14,355,345
Total Materials		61,866,179
Telecommunication Services - 4.0%
American Tower Corp., Class A*	528,700	27,397,234
SBA Communications Corp.*	946,300	37,549,184
Total Telecommunication Services		64,946,418
Total Common Stocks (cost $1,166,673,992)		1,601,226,575
Short-Term Investments - 3.0%[1]
BNY Institutional Cash Reserves Fund, Series B* [3,4]	1,665,632	1,329,971
BNY Mellon Overnight Government Fund, 0.17%[3]	14,726,000	14,726,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.11%	33,573,464	33,573,464
Total Short-Term Investments (cost $49,965,096)		49,629,435
Total Investments - 101.0% (cost $1,216,639,088)		1,650,856,010
Other Assets, less Liabilities - (1.0)%		(16,296,176)
Net Assets- 100.0%		$1,634,559,834

Skyline Special Equities Portfolio

Schedule of Portfolio Investments

March 31, 2011 (unaudited)

Security Description	Shares		Value
Common Stocks - 96.6%
Consumer Discretionary - 16.4%
Asbury Automotive Group, Inc.*	290,757		$5,376,097
Ascena Retail Group, Inc.*	143,700		4,657,317
Big 5 Sporting Goods Corp.	208,422		2,484,390
Big Lots, Inc.*	97,000		4,212,710
Group 1 Automotive, Inc.*	73,100		3,128,680
Jos. A. Bank Clothiers, Inc.*	91,709		4,666,154
McCormick & Schmick’s Seafood Restaurants, Inc.*	247,300		1,785,506
Modine Manufacturing Co.*	181,300		2,926,182
Signet Jewelers, Ltd.*	77,500	[2]	3,566,550
Valassis Communications, Inc.*	114,300		3,330,702
Warnaco Group, Inc., The*	53,600		3,065,384
Total Consumer Discretionary			39,199,672
Energy - 3.2%
Bristow Group, Inc.*	61,200		2,894,760
Energy Partners, Ltd.*	145,600		2,620,800
Key Energy Services, Inc.*	139,234		2,165,089
Total Energy			7,680,649
Financials - 19.0%
Aspen Insurance Holdings, Ltd.	68,473		1,887,116
Berkshire Hills Bancorp, Inc.	118,012	[2]	2,460,550
Columbia Banking System, Inc.	135,700		2,601,369
Delphi Financial Group, Inc., Class A	121,429		3,729,085
First Financial Bancorp	214,900		3,586,681
FXCM, Inc. Class A*	231,900	[2]	3,021,657
Hanover Insurance Group, Inc.	93,700		4,239,925
Hudson Valley Holding Corp.	1,300		28,600
MB Financial, Inc.	158,500	[2]	3,322,160
Ocwen Financial Corp.*	246,100		2,712,022
Park Sterling Bank*	456,000		2,211,600
Reinsurance Group of America, Inc.	82,847		5,201,135
Sabra Health Care REIT, Inc.*	119,766		2,109,079
Symetra Financial Corp.	258,200		3,511,520
TradeStation Group, Inc.*	288,200		2,023,164
Validus Holdings, Ltd.	82,800		2,759,724
Total Financials			45,405,387

Skyline Special Equities Portfolio

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Health Care -5.1%
Health Management Associates, Inc., Class A*	82,400		$898,160
Pharmaceutical Product Development, Inc.	108,000		2,992,680
Sirona Dental Systems, Inc.*	50,400		2,528,064
Sun Healthcare Group, Inc.*	153,966		2,166,302
Teleflex, Inc.	61,750		3,580,265
Total Health Care			12,165,471
Industrials - 28.7%
A.O. Smith Corp.	59,600		2,642,664
Beacon Roofing Supply, Inc.*	103,289		2,114,326
Brady Corp.	81,600		2,912,304
CAI International, Inc.*	77,520		2,004,667
CBIZ, Inc.*	450,575		3,248,646
Columbus McKinnon Corp.*	200,150		3,694,769
CRA International, Inc.*	156,019		4,498,028
Douglas Dynamics, Inc.	148,073		2,111,521
Generac Holdings, Inc.*	152,476		3,093,738
General Cable Corp.	89,321	[2]	3,867,599
GP Strategies Corp.*	351,706		4,783,202
Insperity, Inc.	84,946		2,580,659
Kennametal, Inc.	88,300		3,443,700
McGrath Rentcorp	75,600		2,061,612
Meritor, Inc.*	137,283		2,329,692
R.R. Donnelley & Sons Co.	169,700		3,210,724
SFN Group, Inc.*	215,700		3,039,213
Swift Transportation Co.*	265,700	[2]	3,905,790
Textainer Group Holdings, Ltd.	82,600	[2]	3,069,416
Triumph Group, Inc.	52,200		4,617,090
United Rentals, Inc.*	99,700		3,318,016
Watts Water Technologies, Inc.	60,400		2,306,676
Total Industrials			68,854,052
Information Technology - 19.3%
Anixter International, Inc.	37,200		2,599,908
Benchmark Electronics, Inc.*	203,189		3,854,495
Black Box Corp.	76,862		2,701,699
Blue Coat Systems, Inc.*	82,800	[2]	2,331,648
CoreLogic, Inc.	187,300		3,465,050
Intermec, Inc.*	182,500		1,969,175
Monotype Imaging Holdings, Inc.*	337,700		4,896,650
NeuStar, Inc., Class A*	106,900		2,734,502
ON Semiconductor Corp.*	373,925		3,690,640
RF Micro Devices, Inc.*	378,500		2,426,185

Skyline Special Equities Portfolio

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Information Technology - 19.3% (continued)
Rudolph Technologies, Inc.*	180,100	$1,970,294
Sanmina-SCI Corp.*	177,200	1,986,412
ShoreTel, Inc.*	341,000	2,806,430
SYNNEX Corp.*	92,854	3,039,111
TNS, Inc.*	184,900	2,878,893
Virtusa Corp.*	148,501	2,781,424
Total Information Technology		46,132,516
Materials - 2.2%
A. Schulman, Inc.	126,100	3,117,192
Kraton Performance Polymers, Inc.*	55,200	2,111,400
Total Materials		5,228,592
Telecommunication Services - 1.3%
Cincinnati Bell, Inc.*	1,169,634	3,134,619
Utilities - 1.4%
NV Energy, Inc.	231,700	3,450,013
Total Common Stocks (cost $171,294,178)		231,250,971
Short-Term Investments - 5.6%[1]
BNY Institutional Cash Reserves Fund, Series B* [3,4]	426,826	340,812
BNY Mellon Overnight Government Fund, 0.17%[3]	5,289,000	5,289,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.11%	7,748,676	7,748,676
Total Short-Term Investments (cost $13,464,502)		13,378,488
Total Investments - 102.2% (cost $184,758,680)		244,629,459
Other Assets, less Liabilities - (2.2)%		(5,217,526)
Net Assets- 100.0%		$239,411,933

GW&K Small Cap Equity Fund

Schedule of Portfolio Investments

March 31, 2011 (unaudited)

Security Description	Shares	Value
Common Stocks - 95.9%
Consumer Discretionary - 14.7%
Capella Education Co.*	5,805	$289,031
Group 1 Automotive, Inc.*	18,200	778,960
Hibbett Sports, Inc.*	19,400	694,714
Life Time Fitness, Inc.*	15,100	563,381
Lululemon Athletica, Inc.*	6,300	561,015
Matthews International Corp.	12,000	462,600
Monro Muffler Brake, Inc.	19,200	633,216
Peet’s Coffee & Tea, Inc.*	6,800	327,012
Ryland Group, Inc., The	15,900	252,810
Steiner Leisure, Ltd.*	7,400	342,324
Texas Roadhouse, Inc., Class A*	37,600	638,824
Tractor Supply Co.	14,450	864,977
Tupperware Brands Corp.	12,300	734,433
Total Consumer Discretionary		7,143,297
Consumer Staples - 2.5%
Ruddick Corp.	19,950	769,870
WD-40 Co.	10,500	444,570
Total Consumer Staples		1,214,440
Energy - 5.9%
Dril-Quip, Inc.*	10,600	837,718
Gulfport Energy Corp.*	36,900	1,333,936
Tesco Corp.*	32,100	704,595
Total Energy		2,876,249
Financials - 19.3%
American Campus Communities, Inc.	26,800	884,400
Cohen & Steers, Inc.	25,300	750,904
Duff & Phelps Corp., Class A	16,850	269,263
Glacier Bancorp, Inc.	23,600	355,180
Iberia Bank Corp.	13,200	793,716
Mid-America Apartment Communities, Inc.	13,800	885,960
National Health Investors, Inc.	12,800	613,376
Portfolio Recovery Associates, Inc.*	8,100	689,553
PrivateBancorp, Inc.	20,650	315,738
ProAssurance Corp.*	10,700	678,059
Signature Bank*	17,100	964,440
Stifel Financial Corp.*	11,230	806,202
SVB Financial Group*	12,200	694,546
Umpqua Holdings Corp.	35,700	408,408
Waddell & Reed Financial, Inc.	5,940	241,223
Total Financials		9,350,968

GW&K Small Cap Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Health Care - 13.0%
Hanger Orthopedic Group, Inc.*	31,500	$819,945
HMS Holdings Corp.*	17,600	1,440,560
ICU Medical, Inc.*	16,700	731,126
Landauer, Inc.	6,600	406,032
Meridian Bioscience, Inc.	28,050	672,920
PSS World Medical, Inc.*	35,000	950,250
United Therapeutics Corp.*	7,100	475,842
West Pharmaceutical Services, Inc.	17,800	796,906
Total Health Care		6,293,581
Industrials - 15.6%
American Ecology Corp.	18,600	324,198
Ameron International Corp.	5,600	390,824
CLARCOR, Inc.	18,600	835,698
Healthcare Services Group, Inc.	30,950	544,101
Heartland Express, Inc.	46,000	807,760
II-VI, Inc.*	17,200	855,700
Middleby Corp., The*	12,400	1,155,928
Nordson Corp.	7,070	813,474
Ritchie Bros. Auctioneers, Inc.	18,455	519,508
Toro Co., The	12,200	807,884
Universal Forest Products, Inc.	13,400	491,110
Total Industrials		7,546,185
Information Technology - 17.9%
ANSYS, Inc.*	6,495	351,964
Blackbaud, Inc.	25,350	690,534
Blackboard, Inc.*	12,700	460,248
Cavium Networks, Inc.*	17,550	788,522
Cognex Corp.	22,600	638,450
Cohu, Inc.	27,000	414,720
Epicor Software Corp.*	28,750	318,262
Harmonic, Inc.*	63,400	594,692
Hittite Microwave Corp.*	18,100	1,154,237
Power Integrations, Inc.	15,270	585,299
PROS Holdings, Inc.*	19,700	287,029
Riverbed Technology, Inc.*	11,970	450,670
Rofin-Sinar Technologies, Inc.*	22,550	890,725
Solera Holdings, Inc.	10,925	558,268
Sourcefire, Inc.*	18,650	513,062
Total Information Technology		8,696,682

GW&K Small Cap Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Materials - 4.9%
Compass Minerals International, Inc.	6,740	$630,392
Schnitzer Steel Industries, Inc.	14,050	913,390
Silgan Holdings, Inc.	22,225	847,662
Total Materials		2,391,444
Utilities -2.1%
Cleco Corp.	30,300	1,038,987
Total Common Stocks ($35,209,786)		46,551,833
Other Investment Companies - 2.5%
Clearbridge Energy MLP Fund, Inc.	12,600	284,760
Kayne Anderson MLP Investment Co.	15,870	518,473
Tortoise Energy Infrastructure Corp.	10,100	405,919
Total Other Investment Companies (cost $925,521)		1,209,152
Short-Term Investments - 1.6%[1]
Dreyfus Cash Management Fund, Institutional Class Shares. 0.11% (cost $783,641)	783,641	783,641
Total Investments - 100.0% (cost $36,918,948)		48,544,626
Other Assets, less Liabilities - 0.0%#		(21,651)
Net Assets - 100.0%		$48,522,975

GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments

March 31, 2011 (unaudited)

Security Description	Principal Amount	Value
Municipal Bonds - 96.1%
Alabama - 0.3%
Courtland Industrial Development Board Solid Waste Disposal Revenue, Champion International Corp. Project, Series 1999, 6.000%, 08/01/29	$160,000	$156,509
Arizona - 2.6%
Pima County Industrial Development Authority Revenue, Tucson Electric Power Co. Project, Series 2010 A, 5.250%, 10/01/40	1,050,000	923,370
Pima County Industrial Development Authority Revenue, Tucson Electric Power Company Project, Series 2008 B, 5.750%, 09/01/29	250,000	244,710
University Medical Center Corporation Hospital Revenue, Series 2009 A, 6.500%, 07/01/39	325,000	336,044
Total Arizona		1,504,124
California - 7.9%
California Health Facilities Finance Authority Revenue, Catholic Healthcare West, Series 2009 A, 6.000%, 07/01/39	250,000	249,972
California Health Facilities Finance Authority Revenue, St. Joseph Health System, Series 2009 A, 5.750%, 07/01/39	595,000	558,699
California Municipal Finance Authority Certificate, Community Hospitals of Central California, 5.500%, 02/01/39	500,000	406,010
California State General Obligation, 6.500%, 04/01/33	200,000	216,142
California State Public Works Board Revenue, Riverside Campus Project, Series 2009 B, 6.125%, 04/01/28	110,000	114,684
California State Public Works Board Revenue, Various Capital Projects, Series 2009 G-1, 5.750%, 10/01/30	200,000	196,098
California Statewide Communities Development Authority School Facility Revenue, Aspire Public Schools, Series 2010, 6.000%, 07/01/40	500,000	458,285
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, Series 2007 A-1, 5.750%, 06/01/47	650,000	434,642
Sacramento County, Public Facilities Financing Corporation COP, 5.750%, 02/01/30	1,010,000	979,437
San Diego Public Facilities Financing Authority Lease Revenue, Master Refunding Project, Series 2010 A, 5.250%, 03/01/40	505,000	433,032
San Francisco City & County Redevelopment Financing Authority Revenue, Series 2009 C, 6.500%, 08/01/39	450,000	426,609
Total California		4,473,610
Colorado - 5.2%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, Series 2008, 6.500%, 11/15/38	1,570,000	1,564,867
Regional Transportation District Tax-Exempt COP, Series 2010 A, 5.375%, 06/01/31	500,000	500,500
Regional Transportation District Tax-Exempt Private Activity Revenue, Denver Transit Partners Eagle P3 Project, Series 2010, 6.000%, 01/15/41	1,000,000	900,630
Total Colorado		2,965,997
Connecticut - 0.3%
Eastern Connecticut Resource Recovery Authority Solid Waste Revenue, Wheelabrator Technologies, Series 1993 A, 5.500%, 01/01/20	180,000	175,120

GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Delaware - 0.9%
Delaware State Economic Development Authority Revenue, Delmarva Power and Light Co. Project, Series 2010, 5.400%, 02/01/31	$500,000	$485,745
District of Columbia - 2.0%
District of Columbia Ballpark Revenue, Series 2006 B-1, 5.000%, 02/01 /35 (FGIC Insured)	1,270,000	1,120,229
Florida - 4.9%
Miami-Dade County Aviation Revenue, Series 2010 A, 5.375%, 10/01/35	1,230,000	1,165,155
Seminole Indian Tribe of Florida, Inc., Series 2010 A, 5.125%, 10/01/17 (a)	1,500,000	1,451,385
Seminole Tribe Special Obligation Revenue, Series 2007 A, 5.250%, 10/01/27 (a)	50,000	41,648
Seminole Tribe Special Obligation Revenue, Series 2007 A, 5.500%, 10/01/24 (a)	150,000	134,792
Total Florida		2,792,980
Georgia - 2.8%
DeKalb County Hospital Authority Revenue, DeKalb Medical Center, Inc. Project, 6.125%, 09/01/40	500,000	464,435
Gainesville & Hall County Hospital Authority Revenue, Northeast Georgia Health System, Inc. Project, Series 2010 A, 5.375%, 02/15/40	1,230,000	1,112,596
Richmond County Development Authority Solid Waste Disposal Revenue, International Paper Co. Project, 5.800%, 12/01/20	10,000	10,018
Total Georgia		1,587,049
Guam - 0.8%
Guam Power Authority Revenue, Series 2010 A, 5.500%, 10/01/40	500,000	454,750
Hawaii - 2.7%
Hawaii Pacific Health Special Purpose Revenue, Series 2004 A, 5.600%, 07/01/33	1,000,000	921,230
Hawaii Pacific Health Special Purpose Revenue, Series 2010 B, 5.750%, 07/01/40	670,000	606,142
Total Hawaii		1,527,372
Illinois - 5.3%
Illinois Finance Authority Revenue, Chicago Charter School Project, 5.000%, 12/01/36	215,000	167,229
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series 2010 A, 5.500%, 06/15/50	1,500,000	1,393,545
Railsplitter Tobacco Settlement Authority Revenue, 6.000%, 06/01/28	1,500,000	1,460,730
Total Illinois		3,021,504
Indiana - 1.6%
Indiana State Finance Authority Environmental Improvement Revenue, US Steel Corp. Project, 6.000%, 12/01/26	900,000	878,526
Iowa - 1.0%
Iowa Higher Education Loan Authority Private College Facility Revenue, Upper Iowa University Project, 6.000%, 09/01/39	600,000	586,368
Kentucky - 3.1%
Kentucky Economic Development Finance Authority Hospital Revenue, Owensboro Medical Health System, Inc., Series 2010 A, 6.375%, 06/01/40	1,465,000	1,374,009
Owen County Waterworks System Revenue, American Water Co. Project, Series 2009 A, 6.250%, 06/01/39	400,000	410,484
Total Kentucky		1,784,493

GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Louisiana - 3.1%
Louisiana Local Government Environmental Facilities and Community Development Authority Hospital Revenue, Series 2010 A, 5.875%, 10/01/40	$515,000	$482,570
St. John the Baptist Parish Revenue, Marathon Oil Corp., Series 2007 A, 5.125%, 06/01/37	1,420,000	1,297,014
Total Louisiana		1,779,584
Massachusetts - 10.4%
Massachusetts Development Finance Agency Revenue, Tufts Medical Center Issue, Series 2011 I, 6.750%, 01/01/36	1,500,000	1,496,206
Massachusetts Educational Financing Authority Education Loan Revenue, Series 2010 A, 5.250%, 01/01/28	345,000	338,942
Massachusetts State Development Finance Agency Revenue, Wheelock College, Series 2007 C, 5.250%, 10/01/37	250,000	218,125
Massachusetts State Health and Educational Facilities Authority Revenue, Caregroup Issue, Series 2008 E-1, 5.125%, 07/01/38	1,540,000	1,321,643
Massachusetts State Health and Educational Facilities Authority Revenue, Milford Regional Medical, Series 2007 E, 5.000%, 07/15/32	300,000	238,560
Massachusetts State Health and Educational Facilities Authority Revenue, Suffolk University, Series 2009 A, 5.750%, 07/01/39	425,000	406,691
Massachusetts State Health and Educational Facilities Authority Revenue, UMass Memorial, Series 2005 D, 5.000%, 07/01/33	1,140,000	944,433
Massachusetts State Health and Educational Facilities Authority Revenue, Winchester Hospital Issue, Series 2010 H, 5.250%, 07/01/38	1,060,000	927,002
Total Massachusetts		5,891,602
Michigan - 3.6%
Detroit Distributable State Aid General Obligation, Limited Tax, Series 2010, 5.250%, 11/01/35	450,000	433,161
Detroit Water Supply System Revenue, Second Lien, Series 2006 B, 7.000%, 07/01/36 (AGM Insured)	250,000	278,225
Michigan State Building Authority Revenue, Facilities Program, Series 2009 H, 5.125%, 10/15/33	350,000	326,319
Michigan State Hospital Finance Authority Revenue, Henry Ford Health System, 5.750%, 11/15/39	1,110,000	1,021,200
Total Michigan		2,058,905
New Jersey - 1.5%
New Jersey State Educational Facilities Authority Revenue, University Medical and Dentistry, Series 2009 B, 7.500%, 12/01/32	535,000	581,427
Tobacco Settlement Financing Corp., Series 2007 1A, 6.000%, 06/01/41	495,000	299,178
Total New Jersey		880,605
New Mexico - 0.8%
Farmington Pollution Control Revenue, Public Service Company of New Mexico San Juan Project, Series 2010 C, 5.900%, 06/01/40	500,000	476,605
New York - 4.1%
Chautauqua County Industrial Development Agency Exempt Facility Revenue, NRG Dunkirk Power Project, Series 2009, 5.875%, 04/01/42	760,000	703,623
New York State Dormitory Authority Revenue, NYU Hospital Center, Series 2011 A, 6.000%, 07/01/40	680,000	670,698
Port Authority of New York and New Jersey Special Project, JFK International Air Terminal LLC Project, Series 2010,6.000%, 12/01/42	1,000,000	943,330
Total New York		2,317,651

GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
North Carolina - 0.6%
Columbus County Industrial Facilities & Pollution Control Financing Authority, International Paper Company Projects, Series 2009 A, 6.250%, 11/01/33	$200,000	$202,100
Columbus County Industrial Facilities & Pollution Control Financing Authority, Recovery Zone Facility Bonds, Series 2010 A, 5.700%, 05/01/34	125,000	121,558
Total North Carolina		323,658
Ohio - 2.7%
Butler County Hospital Facilities Revenue, UC Health, Series 2010, 5.500%, 11/01/40	1,350,000	1,117,233
Ohio State Air Quality Development Authority Revenue, Ohio Valley Electric Corporation Project, Series 2009 E, 5.625%, 10/01/19	400,000	407,424
Total Ohio		1,524,657
Pennsylvania - 5.3%
Lycoming County Authority Health System Revenue, Susquehanna Health System Project, Series 2009 A, 5.750%, 07/01/39	515,000	462,233
Pennsylvania Economic Development Finance Authority, Allegheny Energy Supply Co., 7.000%, 07/15/39	400,000	419,896
Pennsylvania Higher Educational Facilities Authority Revenue, East Stroudsburg University Student Housing Project, Series 2006 A, 5.000%, 07/01/42	850,000	671,891
Philadelphia Gas Works Revenue, Ninth Series, 5.250%, 08/01/40	1,250,000	1,135,600
Philadelphia Municipal Authority Revenue, 6.500%, 04/01/39	325,000	329,232
Total Pennsylvania		3,018,852
Puerto Rico - 6.3%
Commonwealth of Puerto Rico Public Improvement General Obligation, Series 2011 A, 6.500%, 07/01/40	1,000,000	1,015,550
Puerto Rico Highways and Transportation Authority Revenue, Series 2007 M, 5.000%, 07/01/37	260,000	215,132
Puerto Rico Highways and Transportation Authority Revenue, Series AA, 5.300%, 07/01/35	1,640,000	1,424,209
Puerto Rico Public Buildings Authority Government Facilities Revenue, Series 2009 Q, 5.625%, 07/01/39 (CIFG Insured)	215,000	192,715
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series 2009 A, 6.000%, 08/01 /42	750,000	739,500
Total Puerto Rico		3,587,106
Tennessee - 4.4%
Johnson City Health and Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series 2009 A, 5.500%, 07/01/31	225,000	245,428
Johnson City Health and Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series 2009 A, 7.750%, 07/01/38	135,000	120,324
Tennessee Energy Acquisition Corp. Gas Project Revenue, Series 2006 A, 5.250%, 09/01 /18	265,000	264,663
Tennessee Energy Acquisition Corp. Gas Project Revenue, Series 2006 A, 5.250%, 09/01 /26	890,000	828,163
Tennessee Energy Acquisition Corp. Gas Project Revenue, Series 2006 C, 5.000%, 02/01/21	340,000	330,317
Tennessee Energy Acquisition Corp. Gas Project Revenue, Series 2006 C, 5.000%, 02/01/22	295,000	284,822
Tennessee Energy Acquisition Corp. Gas Project Revenue, Series 2006 C, 5.000%, 02/01/23	420,000	404,258
Total Tennessee		2,477,975

GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Texas - 8.0%
Gulf Coast Waste Disposal Authority, International Paper Company Project, Series 2002 A, 6.100%, 08/01/24	$305,000	$301,413
Gulf Coast Waste Disposal Authority, Waste Management Brazoria County Project, Series 2003 A, 5.200%, 05/01/28	340,000	322,296
Love Field Airport Modernization Corp. Revenue, Southwest Airlines Love Field Modernization Program Project, Series 2010, 5.250%, 11/01/40	1,000,000	890,410
Matagorda County Navigation District No. 1 Pollution Control Revenue, Central Power and Light Company Project, Series 2001 A, 6.300%, 11/01/29	300,000	304,485
North Texas Tollway Authority System Revenue, Series 2009 A, 6.250%, 01/01/39	450,000	452,686
Texas Municipal Gas Acquisition & Supply Corp. Gas Supply Revenue, Series 2006 A, 5.250%, 12/15/23	850,000	810,364
Texas Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group Managed Lanes Project, Series 2010, 7.000%, 06/30/40	1,000,000	1,018,890
Texas State Public Finance Authority Charter School Finance Corp. Education Revenue, Series 2010 A, 6.200%, 02/15/40	500,000	468,205
Total Texas		4,568,749
Vermont - 0.3%
Vermont Educational and Health Buildings Finance Agency Revenue, Fletcher Allen Hospital, Series 2007 A, 4.750%, 12/01/36	225,000	178,258
Virginia - 0.2%
Washington County Industrial Development Authority Hospital Revenue, Mountain States Health Alliance, Series 2009 C, 7.750%, 07/01/38	100,000	109,015
Washington - 1.7%
Tobacco Settlement Authority Washington Tobacco Settlement Revenue, Asset Backed, Series 2002, 6.625%, 06/01/32	60,000	58,890
Washington Health Care Facilities Authority Revenue, Central Washington Health Services Association, Series 2009, 7.000%, 07/01/39	500,000	509,310
Washington State Health Care Facilities Authority Revenue, Overlake Hospital Medical Center, 5.700%, 07/01/38	400,000	374,808
Total Washington		943,008
West Virginia - 1.7%
West Virginia Economic Development Revenue, Appalachian Power Co. Amos Project, Series 2010 A, 5.375%, 12/01/38	1,045,000	970,544
Total Municipal Bonds (cost $57,463,157)		54,621,150
Short-Term Investments - 2.9%[1]

	Shares
Fidelity Institutional Money Market Tax Exempt Fund, Institutional Class, 0.03% (cost $1,627,187)	1,627,187	1,627,187
Total Investments - 99.0% (cost $59,090,344)[5]		56,248,337
Other Assets, less Liabilities - 1.0%		600,027
Net Assets - 100.0%		$56,848,364

GW&K Municipal Bond Fund

Schedule of Portfolio Investments

March 31, 2011 (unaudited)

Security Description	Principal Amount	Value
Municipal Bonds - 98.6%
Arizona - 4.3%
Arizona Water Infrastructure Finance Authority Revenue, Series 2009 A, 5.000%, 10/01/18	$400,000	$459,952
Maricopa County Industrial Development Authority Health Facility Revenue, Catholic Healthcare West, Series 2007 A, 5.000%, 07/01/17	100,000	106,433
Pima County Sewer Revenue, 5.000%, 07/01/22 (AGM Insured)	340,000	357,966
Total Arizona		924,351
California - 16.0%
California State Department of Water Resources Power Supply Revenue, Series 2010 M, 5.000%, 05/01/16	505,000	570,952
California State Department of Water Resources Revenue, Central Valley Project, Series AD, 5.000%, 12/01 /20 (AGM Insured)	25,000	26,727
California State Economic Recovery, Series 2009 A, 5.000%, 07/01/20	440,000	474,443
California State General Obligation, 5.000%, 03/01/26	130,000	130,386
California State General Obligation, 5.500%, 04/01/18	115,000	130,293
California State Public Works Board Lease Revenue, California Community Colleges, Series 2007 B, 5.000%, 03/01/21 (FGIC Insured)	250,000	253,615
California State Public Works Board Lease Revenue, Department of General Services, Series 2009 A, 5.000%, 04/01/20 (FGIC Insured)	200,000	201,006
California State Public Works Board Revenue, Various California State University Projects, Series 2010 B-1, 5.250%, 03/01/24	250,000	254,975
California State Public Works Board Revenue, Various University of California Projects, Series 2007 A, 5.000%, 06/01/19 (FGIC Insured)	160,000	173,466
California State Public Works Board Revenue, Various University of California Projects, Series 2009 E, 5.000%, 04/01/27	350,000	350,455
Los Angeles Unified School District General Obligation, Series 2005 A1, 5.500%, 07/01 /18 (FGIC Insured)	150,000	168,214
San Francisco City & County Airport Commission Revenue, San Francisco International Airport, Series 2010 D, 5.000%, 05/01/19 (AGM Insured)	465,000	509,217
Southern California Public Power Authority, Southern Transmission Project, Series 2008 B, 6.000%, 07/01/27	205,000	223,274
Total California		3,467,023
Colorado -1.0%
Colorado Health Facilities Authority Revenue, Sisters of Charity of Leavenworth Health System, Series 2010 B, 5.000%, 01/01/23	200,000	204,678
Florida - 2.2%
Highlands County Health Facilities Authority, Adventist Health System, Series 2005 A-D, 5.000%, 11/15/18	100,000	104,812
Miami-Dade County Florida Aviation Revenue, Miami International Airport, Series 2010 A-1, 5.500%, 10/01/26	360,000	369,364
Total Florida		474,176
Illinois - 5.7%
Chicago Public Building Commission Building Revenue, Series 1999 B, 5.250%, 12/01/18 (FGIC Insured)	275,000	288,580
Chicago Second Lien Water Revenue, Series 2010 A, 5.000%, 11/01/22	90,000	92,830
Illinois Regional Transportation Authority General Obligation, Series 2003 A, 5.500%, 07/01/21 (FGIC Insured)	300,000	314,331

GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Illinois - 5.7% (continued)
Illinois State General Obligation, Series 2010, 5.000%, 01/01/19	$250,000	$250,935
Illinois State Sales Tax Revenue, Build Illinois, Series 2009 B, 5.000%, 06/15/21	275,000	285,082
Total Illinois		1,231,758
Iowa - 2.1%
Iowa State Jobs Program Special Obligation, Series 2009 A, 5.000%, 06/01/17	400,000	455,244
Kansas - 2.0%
Kansas Development Finance Authority Revenue, Series 2004 A, 5.000%, 04/01/19 (FGIC Insured)	405,000	430,260
Kentucky - 2.0%
Kentucky State Property & Buildings Commission Revenue, Series 2009 A, 5.000%, 08/01 /19	400,000	437,236
Maine - 2.3%
Maine Municipal Bond Bank Transportation Infrastructure Revenue, Series 2009 A, 5.000%, 09/01/22	460,000	498,010
Massachusetts - 3.6%
Massachusetts Educational Financing Authority Education Loan Revenue, Issue I, Series 2010 A, 5.500%, 01/01/22	250,000	259,280
Massachusetts State Water Resources Authority, Series 2009 B, 5.000%, 08/01/21	470,000	522,649
Total Massachusetts		781,929
Michigan - 4.0%
Michigan Municipal Bond Authority Revenue, Series 2007, 5.000%, 10/01/19	400,000	440,408
Michigan State Trunk Line Fund, Series 2006, 5.000%, 11/01/18 (FGIC Insured)	390,000	422,865
Total Michigan		863,273
Minnesota - 2.6%
University of Minnesota General Obligation, Series 2011 A, 5.000%, 12/01/23	500,000	554,920
New Jersey - 2.3%
New Jersey State Turnpike Authority Revenue, Series 2009 G, 5.000%, 01/01 /18	450,000	487,377
New York - 13.9%
Metropolitan Transportation Authority Revenue, Series 2005 G, 5.000%, 11 /15/18	350,000	381,381
New York City General Obligation, Series 2008 B-1, 5.250%, 09/01/20	605,000	661,143
New York City General Obligation, Series 2010 E, 5.000%, 08/01/18	160,000	179,325
New York City Transitional Finance Authority Building Aid Revenue, Series 2008 S-1, 5.000%, 01/15/20	120,000	128,527
New York State Thruway Authority Second General Highway and Bridge Trust Fund, Series 2005 B, 5.000%, 04/01/17 (FGIC Insured)	350,000	386,152
New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series 2008 B, 5.000%, 04/01/22	400,000	426,732
New York State Urban Development Corp. Revenue, Series 2008 D, 5.250%, 01/01/17	400,000	449,124
Triborough Bridge & Tunnel Authority Revenue, Series 2008 A, 5.000%, 11/15/20	355,000	387,784
Total New York		3,000,168
North Carolina - 1.3%
North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue, Series 2009 C, 5.000%, 01/01/21	270,000	287,064
Ohio - 3.6%
Ohio Major New State Infrastructure Project Revenue, Series 2008-1, 5.750%, 06/15/18	300,000	351,744
Ohio State Facilities, Series 2009 B, 5.000%, 10/01/17	390,000	436,901
Total Ohio		788,645

GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Oregon - 2.6%
Oregon State Department of Administrative Services Lottery Revenue, Series 2011 A, 5.250%, 04/01/23	$500,000	$562,005
Pennsylvania - 5.2%
Philadelphia Water and Wastewater Revenue, Series 2010 A, 5.000%, 06/15/18 (AGM Insured)	400,000	438,648
Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue, Philadelphia Funding Program, Series 2010, 5.000%, 06/15/19	325,000	364,868
Pennsylvania State Higher Educational Facilities Authority Revenue, Series 2009 A, 5.250%, 08/15/21	300,000	313,602
Total Pennsylvania		1,117,118
Puerto Rico - 1.6%
Puerto Rico Electric Power Authority Revenue, Series ZZ, 5.250%, 07/01/22	350,000	353,546
Tennessee - 3.6%
Memphis Electric System Subordinate Revenue, Series 2010, 5.000%, 12/01/17	225,000	256,324
Tennessee Energy Acquisition Corp. Gas Project Revenue, Series 2006 A, 5.250%, 09/01 /21	545,000	527,506
Total Tennessee		783,830
Texas - 9.5%
Dallas/Fort Worth International Airport Facilities Improvement Joint Revenue, Series 2009 A, 5.000%, 11/01/22	350,000	357,665
Texas Municipal Gas Acquisition and Supply Corp. I Gas Supply Revenue, Series 2008 D, 6.250%, 12/15/26	355,000	362,089
Texas Public Finance Authority Unemployment Compensation Obligation Assessment Revenue, Series 2010 A, 5.000%, 07/01/17	415,000	463,638
Texas Public Finance Authority Unemployment Compensation Obligation Assessment Revenue, Series 2010 B, 5.000%, 01/01/20	400,000	426,660
Texas Water Financial Assistance, Series 2008 A, 5.000%, 08/01/22	400,000	441,976
Total Texas		2,052,028
Vermont -2.1%
Vermont Municipal Bond Bank, Series 2009 1, 5.000%, 12/01/21	400,000	448,260
Washington - 5.1%
Seattle Municipal Light and Power Improvement and Refunding Revenue, Series 2011 A, 5.000%, 02/01/20	500,000	560,104
Seattle Municipal Light and Power Improvement and Refunding Revenue, Series 2010 B, 5.000%, 02/01/21	255,000	281,969
Washington Health Care Facilities Authority Revenue, Series 2009, 6.750%, 07/01/29	250,000	253,905
Total Washington		1,095,978
Total Municipal Bonds (cost $21,128,789)		21,298,877
Short Term Investments- 2.1%[1]

	Shares
Fidelity Institutional Money Market Tax Exempt Fund, Institutional Class, 0.03%, (cost $453,073)	453,073	453,073
Total Investments- 100.7% (cost $21,581,862)[5]		21,751,950
Other Assets, less Liabilities - (0.7)%		(144,949)
Net Assets - 100.0%		$21,607,001

Renaissance Large Cap Growth Fund

Schedule of Portfolio Investments

March 31, 2011 (unaudited)

Security Description	Shares	Value
Common Stocks - 98.0%
Consumer Discretionary - 15.5%
AutoZone, Inc.*	1,949	$533,168
Cheesecake Factory, Inc., The*	16,733	503,496
Coach, Inc.	9,078	472,419
Darden Restaurants, Inc.	10,331	507,562
Dollar Tree, Inc.*	9,091	504,732
Limited Brands, Inc.	16,809	552,680
PetSmart, Inc.	13,443	550,491
Ross Stores, Inc.	8,519	605,872
Whirlpool Corp.	5,999	512,075
Total Consumer Discretionary		4,742,495
Consumer Staples - 1.7%
Walgreen Co.	13,082	525,111
Energy - 5.8%
Helmerich & Payne, Inc.	8,390	576,309
Occidental Petroleum Corp.	5,786	604,579
Peabody Energy Corp.	8,313	598,203
Total Energy		1,779,091
Financials - 3.5%
American Express Co.	11,452	517,630
Ameriprise Financial, Inc.	9,291	567,494
Total Financials		1,085,124
Health Care - 9.3%
AmerisourceBergen Corp.	14,418	570,376
Cardinal Health, Inc.	14,091	579,563
Express Scripts, Inc.*	9,511	528,907
Gilead Sciences, Inc.*	12,915	548,113
UnitedHealth Group, Inc.	13,841	625,614
Total Health Care		2,852,573
Industrials - 25.4%
Caterpillar, Inc.	4,969	553,298
Cummins, Inc.	4,772	523,107
Deere & Co.	5,840	565,838
Dover Corp.	8,328	547,483
Eaton Corp.	10,406	576,909
General Electric Co.	26,155	524,408
Grainger (W.W.), Inc.	3,908	538,053
Honeywell International, Inc.	9,836	587,308
Joy Global, Inc.	6,024	595,231
KBR, Inc.	15,583	588,570
Norfolk Southern Corp.	7,968	551,943

Renaissance Large Cap Growth Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Industrials - 25.4% (continued)
Oshkosh Truck Corp.*	13,971	$494,294
Parker Hannifin Corp.	6,281	594,685
Union Pacific Corp.	5,523	543,077
Total Industrials		7,784,204
Information Technology - 31.4%
Altera Corp.	12,717	559,802
Apple, Inc.*	1,598	556,823
Cisco Systems, Inc.*	29,485	505,668
Dell, Inc.*	35,904	520,967
EMC Corp.*	23,277	618,004
Google, Inc.*	899	527,003
Hewlett-Packard Co.	11,527	472,261
Intel Corp.	23,061	465,140
International Business Machines Corp.	3,487	568,625
Lexmark International, Inc., Class A*	13,879	514,078
Microsoft Corp.	18,823	477,351
Oracle Corp.	17,277	576,533
QLogic Corp.*	27,497	510,069
SanDisk Corp.*	11,847	546,028
Skyworks Solutions, Inc.*	16,773	543,781
Teradata Corp.*	11,209	568,296
Texas Instruments, Inc.	15,539	537,028
Western Digital Corp.*	15,397	574,154
Total Information Technology		9,641,611
Materials - 5.4%
Albemarle Corp.	9,454	565,066
Freeport McMoRan Copper & Gold, Inc., Class B	10,249	569,332
Walter Industries, Inc.	3,960	536,303
Total Materials		1,670,701
Total Common Stocks ($24,165,021)		30,080,910
Short-Term Investments - 1.8%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.11% (cost $549,678)	549,678	549,678
Total Investments - 99.8% (cost $24,714,699)		30,630,588
Other Assets, less Liabilities - 0.2%		51,439
Net Assets- 100.0%		$30,682,027

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in this report.

At March 31, 2011, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
TimesSquare Small Cap Growth	$514,422,041	$186,672,754	($3,315,047)	$183,357,707
TimesSquare Mid Cap Growth	1,249,287,200	408,471,973	(6,903,163)	401,568,810
Skyline Special Equities Portfolio	187,127,511	63,272,897	(5,770,949)	57,501 ,948
GW&K Small Cap Equity Fund	36,918,948	12,153,803	(528,125)	11,625,678
GW&K Municipal Enhanced Yield Fund	59,090,344	280,925	(3,122,932)	(2,842,007)
GW&K Municipal Bond Fund	21,581,862	286,960	(116,872)	170,088
Renaissance Large Cap Growth	24,714,699	6,055,264	(139,375)	5,915,889

*	Non-income-producing security
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2011, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
GW&K Municipal Enhanced Yield Fund	$1,627,825	2.9%

#	Rounds to less than 0.1%
[1]	Yield shown for an investment company represents the March 31, 2011, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these securities were out on loan to various brokers as of March 31, 2011, amounting to:

Fund	Market Value	% of Net Assets
TimesSquare Small Cap Growth	$11,532,322	1.7%
TimesSquare Mid Cap Growth	16,018,114	1.0%
Skyline Special Equities Portfolio	5,684,192	2.4%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]

On September 12, 2008, The Bank of New York Mellon established a separate sleeve of the BNY Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers floating rate notes. Until August 2, 2010, each Fund’s position in Series B was being marked to market daily. Effective August 2, 2010, the Trust, on behalf of each applicable Fund, has entered into an agreement with The Bank of New York Mellon and the Bank of New York Mellon Corporation (“BNYMC”) with respect to each Fund’s position in the BNY Institutional Cash Reserves Fund (the “ICRF”), pursuant to which (i) BNYMC will support the value of certain defaulted securities issued by Lehman Brothers Holdings, Inc. and held by ICRF, and (ii) if certain conditions are met, BNYMC will purchase the defaulted securities from each Fund in September 2011. Each applicable Fund is fair valuing its position in the ICRF daily.

[5]	At March 31, 2011, securities in the portfolio were backed by insurance of financial institutions and financial guaranty assurance agencies:

Fund	Market Value	% of Net Assets
GW&K Municipal Enhanced Yield Fund	$1,398,464	2.5%
GW&K Municipal Bond Fund	3,717,431	6.5%

[6]

Private Placement: New or secondary issue of stock sold directly to a group of investors. The security’s public resale is restricted until it is negotiated with the SEC under the Securities Act of 1933. The TimesSquare Small Cap Growth Fund’s total market value of the security at March 31, 2011, is $3,881,250 or 0.6% of the Fund’s net assets.

[7]

Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded, and would be difficult to sell in a current sale. The Fund may not invest more than 15% of its net assets in illiquid securities. The value shown for this security is a Fair Value price as determined under procedures approved by the Fund’s Board of Trustees. The TimesSquare Small Cap Growth Fund’s total market value of illiquid securities at March 31, 2011, is $3,881,250 or 0.6% of the Fund’s net assets.

Notes to Schedule of Portfolio Investments (unaudited)

Fair Value Measurements

Generally Accepted Accounting Principles (GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active , quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency, exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. As of March 31, 2011, the securities in GW&K Small Cap Equity and Renaissance Large Cap Growth were all Level 1 inputs. As of March 31, 2011, the Funds had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period. The following table summarizes the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of March 31, 2011:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
TimesSquare Small Cap Growth
Investments in Securities
Common Stocks[1]	$654,120,840	—	—	$654,120,840
Common Stocks - Restricted	—	—	$3,881,250	3,881,250
Warrants	—	—	1 ,725,000	1,725,000
Short-Term Investments	37,111,212	$941,446	—	38,052,658

Total Investments in Securities	$691,232,052	$941,446	$5,606,250	$697,779,748

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
TimesSquare Mid Cap Growth
Investments in Securities
Common Stocks[1]	$1,601,226,575	—	—	$1,601,226,575
Short-Term Investments	48,299,464	$1,329,971	—	49,629,435

Total Investments in Securities	$1,649,526,039	$1,329,971	—	$1,650,856,010

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Skyline Special Equities Portfolio
Investments in Securities
Common Stocks[1]	$231,250,971	—	—	$231,250,971
Short-Term Investments	13,037,676	$340,812	—	13,378,488

Total Investments in Securities	$244,288,647	$340,812	—	$244,629,459

Notes to Schedule of Portfolio Investments (unaudited)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
GW&K Municipal Enhanced Yield
Investments in Securities
Municipal Bonds[2]	—	$54,621,150	—	$54,621,150
Short-Term Investments	$1,627,187	—	—	1,627,187

Total Investments in Securities	$1,627,187	$54,621,150	—	$56,248,337

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
GW&K Municipal Bond
Investments in Securities
Municipal Bonds[2]	—	$21,298,877	—	$21,298,877
Short-Term Investments	$453,073	—	—	453,073

Total Investments in Securities	$453,073	$21,298,877	—	$21,751,950

[1]	The common stocks held in the Fund are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.
[2]	The municipal bonds held in the Fund are Level 2 securities. For a detailed break-out of the municipal bonds by state, please refer to the Schedule of Portfolio Investments.

As of March 31, 2011, the Funds had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period.

The following table is reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Significant Unobservable Inputs Level 3
TimesSquare Small Cap Growth
Balance as of December 31, 2010	$3,881,250
Accrued discounts (premiums)	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Net transfers in and/or out of Level 3	—

Balance as of March 31, 2011	$3,881,250

Investments Definitions and Abbreviations;

ADR/GDR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

AGM:	Assured Guaranty Municipal Corp.
CIFG:	CIFG Guaranty, Ltd.
COP:	Certificate of Participation
FGIC:	Financial Guaranty Insurance Company
REIT:	Real Estate Investment Trust

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ John H. Streur
John H. Streur, President

Date: May 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur, President

Date: May 17, 2011

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: May 17, 2011